Convertible bonds	6 Months Ended
Jun. 30, 2024
Convertible Bonds
Convertible bonds

Note 9 — Convertible bonds

Bonds payable consist of the follows:

	December 31, 2023	June 30, 2024	June 30, 2024
	RMB	RMB	USD
	(Audited)	(Unaudited)	(Unaudited)
Investors	-	33,546,560	4,707,100

From January to June 2024, the Company entered into convertible note purchase agreements with investors, pursuant to which the Company will issue to each investor an unsecured convertible promissory note. Each note has a term of 360 days and bears an interest at 0% per annum. If an event of default on the Note occurs, interest shall accrue on the outstanding balance at the rate equal to the lesser of 10% per annum or the maximum rate permitted under applicable law until paid. Each Investors has the right at any time after the purchase amount has been paid in full, at its election, to convert all or a portion of the outstanding balance under each of the note into ordinary shares of the Company of par value US$0.001. As of December 31, 2023 and June 30, 2024, there were RMB nil and RMB 33,546,560 (USD 4,707,100) bonds payable outstanding, respectively.